Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Payroll and welfare		$ 11,322	$ 10,570
Agency commissions and rebates—online advertising		2,297	2,443
Payables for advertisement on exclusive online games		1,521	1,643
Receipts in advance from customers	[1]	5,538
Tax levies		1,864	1,605
Payables for purchase of equipment		3,235	4,999
Legal and litigation related expenses		2,904	2,601
Professional fees		1,007	908
Staff reimbursements		452	611
Rental expense		5	4
Payables for proceeds from selling exercised stock options		352	177
Payables for gaming distribution		147	158
Payables to Nesound		807	622
Others		1,680	1,038
Total		$ 33,131	$ 27,379

[1]	Receipts in advance from customers represents prepayment from a customer in respect of CDN and advertisements services.